OFFSETTING FINANCIAL ASSETS AND LIABILITIES (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	£ 24,638	£ 24,659
Amounts offset, Assets	(8,115)	(6,009)
Net amounts reported on the balance sheet, Assets	16,523	18,650
Financial instruments, Assets	(484)	(597)
Financial collateral, Assets	(11,183)	(13,353)
Net amount, Assets	4,856	4,700
Assets not subject to enforceable netting arrangements, Assets	199,109	207,728
Balance sheet total, Assets	215,632	226,378
Gross amounts, Liabilities	17,429	16,849
Amounts offset, Liabilities	(8,115)	(6,009)
Net amounts reported on the balance sheet, Liabilities	9,314	10,840
Financial instruments, Liabilities	(484)	(597)
Financial collateral, Liabilities	(8,683)	(8,519)
Net amount, Liabilities	147	1,724
Assets not subject to enforceable netting arrangements, Liabilities	199,832	213,968
Balance sheet total, Liabilities	209,146	224,808
Derivative financial assets
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	2,859	3,469
Amounts offset, Assets	(1,643)	(2,047)
Net amounts reported on the balance sheet, Assets	1,216	1,422
Financial instruments, Assets	(421)	(479)
Financial collateral, Assets	(725)	(823)
Net amount, Assets	70	120
Assets not subject to enforceable netting arrangements, Assets	48	50
Balance sheet total, Assets	1,264	1,472
Amortised cost
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	16,175	15,625
Amounts offset, Assets	(5,837)	(3,157)
Net amounts reported on the balance sheet, Assets	10,338	12,468
Financial instruments, Assets	(63)	(118)
Financial collateral, Assets	(10,275)	(12,350)
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	10,338	12,468
Gross amounts, Liabilities	14,454	11,568
Amounts offset, Liabilities	(5,837)	(3,157)
Net amounts reported on the balance sheet, Liabilities	8,617	8,411
Financial instruments, Liabilities	(63)	(118)
Financial collateral, Liabilities	(8,554)	(8,293)
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	8,617	8,411
Total loans and advances to customers
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	5,604	5,565
Amounts offset, Assets	(635)	(805)
Net amounts reported on the balance sheet, Assets	4,969	4,760
Financial instruments, Assets	0	0
Financial collateral, Assets	(183)	(180)
Net amount, Assets	4,786	4,580
Assets not subject to enforceable netting arrangements, Assets	199,061	207,678
Balance sheet total, Assets	204,030	212,438
Derivative financial liabilities
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	2,340	2,911
Amounts offset, Liabilities	(1,643)	(2,047)
Net amounts reported on the balance sheet, Liabilities	697	864
Financial instruments, Liabilities	(421)	(479)
Financial collateral, Liabilities	(129)	(226)
Net amount, Liabilities	147	159
Assets not subject to enforceable netting arrangements, Liabilities	20	27
Balance sheet total, Liabilities	717	891
Deposits by customers and banks
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	635	2,370
Amounts offset, Liabilities	(635)	(805)
Net amounts reported on the balance sheet, Liabilities	0	1,565
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	0
Net amount, Liabilities	0	1,565
Assets not subject to enforceable netting arrangements, Liabilities	199,812	213,941
Balance sheet total, Liabilities	£ 199,812	£ 215,506